Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000131094 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131094 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | G0250X149 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131094 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 316773100 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 74144T108 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	11.90%
C000131094 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	86.10%
C000131094 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000131094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131094 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000148993 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148993 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | G0250X149 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148993 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 316773100 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 74144T108 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	11.90%
C000148993 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	86.10%
C000148993 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000148993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000148993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000148993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000148993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000148993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000148993 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000148993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000131095 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131095 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | G0250X149 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131095 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 316773100 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 74144T108 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	11.90%
C000131095 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	86.10%
C000131095 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000131095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000131095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131095 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000169555 | 04626A103 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169555 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169555 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 00827B106 | Affirm Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169555 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169555 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169555 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169555 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169555 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000169555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169555 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169555 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	90.60%
C000169555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169556 | 04626A103 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169556 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169556 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 00827B106 | Affirm Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169556 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169556 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169556 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169556 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169556 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000169556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169556 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169556 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	90.60%
C000169556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169557 | 04626A103 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169557 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169557 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 00827B106 | Affirm Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169557 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169557 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169557 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169557 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169557 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000169557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169557 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169557 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	90.60%
C000169557 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193677 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000193677 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193677 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000193677 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193677 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193677 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193677 | 00141A586 | Invesco Floating Rate ESG Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193677 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	16.10%
C000193677 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193677 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193677 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000193677 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000193677 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193677 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	34.90%
C000193678 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000193678 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193678 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000193678 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193678 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193678 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193678 | 00141A586 | Invesco Floating Rate ESG Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193678 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	16.10%
C000193678 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193678 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000193678 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000193678 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193678 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	34.90%
C000193679 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000193679 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193679 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000193679 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193679 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193679 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193679 | 00141A586 | Invesco Floating Rate ESG Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193679 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	16.10%
C000193679 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193679 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193679 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000193679 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000193679 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193679 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	34.90%
C000199674 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199674 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199674 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199674 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199674 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000199674 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000199674 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199674 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.50%
C000199674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199674 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199674 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000199674 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	48.80%
C000199674 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199674 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	41.40%
C000199674 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000199675 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199675 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199675 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199675 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199675 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000199675 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000199675 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199675 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.50%
C000199675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199675 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000199675 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	48.80%
C000199675 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199675 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	41.40%
C000199675 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000199676 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199676 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199676 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199676 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199676 | 66538J258 | DF Tactical 30 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000199676 | 66539A306 | DF Tactical Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000199676 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199676 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	7.50%
C000199676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199676 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199676 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000199676 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	48.80%
C000199676 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199676 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	41.40%
C000199676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000091243 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000091243 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000091243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000091243 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000091243 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000091243 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.80%
C000091243 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091243 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000091243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000091243 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	74.50%
C000091243 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	9.00%
C000091243 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000091244 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000091244 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000091244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000091244 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000091244 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000091244 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.80%
C000091244 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091244 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000091244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000091244 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	74.50%
C000091244 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	9.00%
C000091244 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000091245 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000091245 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000091245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000091245 | 66538B826 | DF Tactical Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000091245 | 09789C838 | BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000091245 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.80%
C000091245 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091245 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000091245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000091245 | Fixed Income - Other09789C838
Holdings [Line Items]
Percent of Total Investments	74.50%
C000091245 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	9.00%
C000091245 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.50%